Fair value measurement of instruments (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Financial assets, category | At fair value
Disclosure of fair value measurement of instruments [Line Items]
Book value		₩ 2,406,354	₩ 1,437,464
Fair value		2,406,354	1,437,464
Financial assets, category | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		14,676,310	14,226,421
Fair value		14,676,310	14,226,421
Financial assets at fair value through other comprehensive income | At fair value
Disclosure of fair value measurement of instruments [Line Items]
Book value		358,559	379,170
Fair value		358,559	379,170
Derivative Financial Instruments, Assets | Not Designated as Hedging Instrument | At fair value
Disclosure of fair value measurement of instruments [Line Items]
Book value		110,764	165,204
Fair value		110,764	165,204
Derivative Financial Instruments, Assets | Designated as Hedging Instrument | At fair value
Disclosure of fair value measurement of instruments [Line Items]
Book value		55,649	145,829
Fair value		55,649	145,829
Financial assets at fair value through profit or loss | At fair value
Disclosure of fair value measurement of instruments [Line Items]
Book value		1,881,382	747,261
Fair value		1,881,382	747,261
Financial assets at amortized cost | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		14,422	13,609
Fair value		14,422	13,609
Loans and receivables | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		790,162	738,707
Fair value		790,162	738,707
Long-term financial instruments | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		578,621	608,256
Fair value		578,621	608,256
Short-term financial instruments | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		1,483,482	1,351,971
Fair value		1,483,482	1,351,971
Trade receivables | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		9,780,039	9,703,749
Fair value		9,780,039	9,703,749
Cash and Cash Equivalents | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		2,029,584	1,810,129
Fair value		2,029,584	1,810,129
Liabilities | At fair value
Disclosure of fair value measurement of instruments [Line Items]
Book value		365,119	169,960
Fair value		365,119	169,960
Liabilities | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		82,461,514	81,491,703
Fair value		87,398,465	85,246,892
Derivative Financial Instruments, Liabilities | Not Designated as Hedging Instrument | At fair value
Disclosure of fair value measurement of instruments [Line Items]
Book value		157,926	53,147
Fair value		157,926	53,147
Derivative Financial Instruments, Liabilities | Designated as Hedging Instrument | At fair value
Disclosure of fair value measurement of instruments [Line Items]
Book value		207,193	116,813
Fair value		207,193	116,813
Secured borrowings | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		63,614	227,135
Fair value		63,614	227,135
Unsecured bond | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		64,607,401	63,171,664
Fair value		68,839,316	66,917,421
Lease liabilities | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		4,621,096	5,070,133
Fair value		4,621,096	5,070,133
Unsecured borrowings | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		4,808,206	4,104,523
Fair value		5,513,242	4,113,955
Trade and other payables | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value	[1]	8,115,837	8,545,029
Fair value	[1]	8,115,837	8,545,029
Bank overdraft | At amortized cost
Disclosure of fair value measurement of instruments [Line Items]
Book value		245,360	373,219
Fair value		₩ 245,360	₩ 373,219

[1]	Excludes lease liabilities.